united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number: 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: November 30

Date of reporting period: May 31,2024

Item 1. Reports to Stockholders.

(a)

Auer Growth Fund

(AUERX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Auer Growth Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://sbauerfunds.com/sbauer-documents/ . You can also request this information by contacting us at (888) 711-2837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Auer Growth Fund	$98	1.97%

How did the Fund perform during the reporting period?

We are pleased to report that as of May 31, 2024, the Auer Growth Fund has delivered a solid performance, achieving a six month increase of 19.48%. This compares favorably to the S&P 500 Index®, which was up 16.35% over the same period.

The Fund's performance reflects a strategic response to prevailing market conditions, particularly the concerns about increasing inflation and the optimism surrounding potential Federal Reserve actions on interest rates. Despite these challenges, the focus on value investing, particularly in companies with a Price Earnings Ratio of 12 or less, has been a key driver of the Fund's success. This strategy has led us to invest significantly in small and micro-cap companies, which has contributed to the Fund's performance differential compared to the broader S&P 500 Index®.

Looking ahead, we remain committed to our value-driven investment strategy, focusing on companies that we believe are undervalued relative to their earnings potential. We believe that this approach will continue to deliver strong results for our shareholders, even in a challenging economic environment.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Auer Growth Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,028
$20,901
May-2014
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024

	Auer Growth Fund	S&P 500® Index
May-2014	$10,000	$10,000
May-2015	$8,523	$11,181
May-2016	$7,057	$11,372
May-2017	$8,365	$13,359
May-2018	$10,846	$15,281
May-2019	$8,298	$15,859
May-2020	$7,554	$17,895
May-2021	$12,762	$25,109
May-2022	$15,671	$25,034
May-2023	$14,200	$25,766
May-2024	$20,901	$33,028

Average Annual Total Returns

	1 Year	5 Years	10 Years
Auer Growth Fund	47.20%	20.29%	7.65%
S&P 500® Index	28.19%	15.80%	12.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$62,680,646
  Number of Portfolio Holdings89
  Advisory Fee $404,814
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.8%
Money Market Funds	16.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
18.5%
Energy
17.2%
Money Market Funds
16.2%
Industrials
15.1%
Health Care
9.5%
Consumer Discretionary
8.6%
Materials
8.1%
Technology
2.3%
Communication Services
1.9%
Utilities
1.4%
Consumer Staples
0.5%
Real Estate
0.4%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	0.4%
Consumer Staples	0.5%
Utilities	1.4%
Communication Services	1.9%
Technology	2.3%
Materials	8.1%
Consumer Discretionary	8.6%
Health Care	9.5%
Industrials	15.1%
Money Market Funds	16.2%
Energy	17.2%
Financials	18.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assests
Fidelity Investments Money Market Government Portfolio, Class I	16.2%
First Solar, Inc.	3.2%
Tidewater, Inc.	2.7%
Costamare, Inc.	2.4%
Euroseas Ltd.	2.3%
Precision Drilling Corp.	2.0%
General Motors Co.	2.0%
ANI Pharmaceuticals, Inc.	2.0%
RenaissanceRe Holdings Ltd.	1.9%
Gravity Co. Ltd.	1.9%

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Auer Growth Fund -  (AUERX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://sbauerfunds.com/sbauer-documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-AUERX

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Auer Growth Fund

Financial Statements

May 31, 2024

Fund Adviser:

SBAuer Funds, LLC

8801 River Crossing Blvd, Suite 100

Indianapolis, IN 46240

Toll Free (888) 711-AUER (2837)

www.sbauerfunds.com

Auer Growth Fund

Schedule of Investments

May 31, 2024 (Unaudited)

COMMON STOCKS — 83.54%	Shares	Fair Value
Communication Services — 1.87%
Gravity Co. Ltd. - ADR(a)	15,500	$1,168,700
Consumer Discretionary — 8.62%
Century Communities, Inc.	7,500	633,075
Crown Crafts, Inc. ARS	46,000	240,120
Forestar Group, Inc.(a)	34,000	1,156,340
General Motors Co.	28,000	1,259,720
GigaCloud Technology Inc.(a)	18,000	560,520
LGI Homes, Inc.(a)	9,000	864,000
Sadot Group, Inc.(a)	300,000	87,600
TRI Pointe Group, Inc.(a)	15,500	600,315
		5,401,690
Consumer Staples — 0.45%
United-Guardian Inc.	30,000	279,600
Energy — 17.20%
Borr Drilling Ltd.(a)	75,000	516,750
CNX Resources Corp.(a)	25,000	657,500
First Solar, Inc.(a)	7,500	2,038,200
Hallador Energy Co.(a)	53,000	475,410
Obsidian Energy Ltd.(a)	70,000	537,600
Peabody Energy Corp.	22,000	545,160
Precision Drilling Corp.(a)	17,000	1,267,520
PrimeEnergy Resources Corp.(a)	3,000	342,000
Ring Energy, Inc.(a)	400,000	716,000
Seadrill Ltd.(a)	11,000	570,570
Tidewater, Inc.(a)	16,000	1,653,280
VAALCO Energy, Inc.	120,000	765,600
Valaris Ltd.(a)	9,000	696,600
		10,782,190
Financials — 18.53%
AG Mortgage Investment Trust, Inc.	45,000	306,900
Banco Latinoamericano de Comercio Exterior, S.A., Class E	15,500	465,155
CNO Financial Group, Inc.	11,000	315,590
Cohen & Co., Inc.	35,000	356,300
Enstar Group Ltd.(a)	1,800	563,652
Fidelis Insurance Holdings Ltd.	43,000	712,940
First Bank	24,000	292,080
Flushing Financial Corp.	25,000	318,000
Goldman Sachs Group, Inc. (The)	1,400	639,128
Greenlight Capital Re, Ltd., Class A(a)	46,000	611,340
Hamilton Insurance Group Ltd.(a)	45,000	776,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,000	665,800
HomeTrust Bancshares, Inc.	10,000	276,100
Jefferies Financial Group, Inc.	13,500	628,020
Lument Finance Trust Inc.	57,000	142,500
See accompanying notes which are an integral part of these financial statements.	1

Auer Growth Fund

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

COMMON STOCKS — 83.54% - (continued)	Shares	Fair Value
Financials — 18.53% - (continued)
Merchants Bancorp	7,000	$280,350
Metropolitan Bank Holding Corp.(a)	5,000	210,250
Mr. Cooper Group, Inc.(a)	3,700	308,580
MVB Financial Corp.	12,000	224,760
Northeast Community Bancorp, Inc.	17,000	290,020
OptimumBank Holdings, Inc.(a)	67,000	301,500
Primis Financial Corp.	22,500	236,025
RenaissanceRe Holdings Ltd.	5,200	1,184,872
Siebert Financial Corp.(a)	60,000	133,200
Velocity Financial, Inc.(a)	16,000	296,000
VersaBank	47,000	456,370
White Mountains Insurance Group Ltd.	350	632,450
		11,624,132
Health Care — 9.50%
Alkermes PLC(a)	35,000	819,000
ANI Pharmaceuticals, Inc.(a)	19,000	1,233,100
Catalyst Pharmaceuticals, Inc.(a)	67,000	1,083,390
DocGo, Inc.(a)	100,000	293,000
Harmony Biosciences Holdings, Inc.(a)	33,000	970,200
Sensus Healthcare, Inc.(a)	50,000	271,000
SIGA Technologies, Inc.	80,000	598,400
United Therapeutics Corp.(a)	2,500	687,825
		5,955,915
Industrials — 15.10%
Acacia Research Corp.(a)	55,000	306,900
Ameresco, Inc., Class A(a)	30,000	1,095,600
Argan, Inc.	11,500	812,245
Costamare, Inc.	93,000	1,488,930
Euroseas Ltd.	37,500	1,428,000
Genco Shipping & Trading Ltd.	14,000	315,280
Golden Ocean Group Ltd.(a)	45,000	647,550
Great Lakes Dredge & Dock Corp.(a)	64,000	585,600
Miller Industries, Inc.	12,200	741,760
Optex Systems Holdings, Inc.(a)	50,000	393,500
Seanergy Maritime Holdings Corp.(a)	30,000	366,000
TAT Technologies Ltd.(a)	25,000	377,625
Titan Machinery, Inc.(a)	10,000	188,200
Willis Lease Finance Corp.	11,000	716,430
		9,463,620
Materials — 8.15%
B2Gold Corp.	360,000	1,008,000
Centerra Gold, Inc.	90,000	620,100
Eldorado Gold Corp.(a)	52,000	840,840
IAMGOLD Corp.(a)	140,000	553,000
2	See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

COMMON STOCKS — 83.54% - (continued)	Shares	Fair Value
Materials — 8.15% - (continued)
MAG Silver Corp.(a)	26,000	$347,880
Ramaco Resources, Inc.	33,000	466,950
Taseko Mines Ltd.(a)	150,000	414,000
Ternium SA - ADR	13,500	582,930
TRX Gold Corp.(a)	570,000	274,740
		5,108,440
Real Estate — 0.42%
Five Point Holdings LLC(a)	80,000	260,800

Technology — 2.30%
Canadian Solar, Inc.(a)	15,000	294,600
Frequency Electronics, Inc.(a)	21,000	189,000
Gorilla Technology Group Inc.(a)	100,000	599,000
Immersion Corp.	36,000	359,640
		1,442,240
Utilities — 1.40%
Consolidated Water Co. Ltd.	11,000	298,100
Portland General Electric Co.	13,000	579,280
		877,380

Total Common Stocks (Cost $46,506,027)		52,364,707

MONEY MARKET FUNDS — 16.19%

Fidelity Investments Money Market Government Portfolio, Class I, 5.20%(b)	10,149,750	10,149,750
Total Money Market Funds (Cost $10,149,750)		10,149,750
Total Investments — 99.73%
(Cost $56,655,777)		62,514,457

Other Assets in Excess of Liabilities — 0.27%		166,189

NET ASSETS — 100.00%		$62,680,646

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.	3

Auer Growth Fund

Statement of Assets and Liabilities

May 31, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $56,655,777)	$62,514,457
Receivable for fund shares sold	180,000
Dividends receivable	79,190
Tax reclaims receivable	6,572
Prepaid expenses	12,561
Total Assets	62,792,780
Liabilities
Payable for fund shares redeemed	10,963
Payable to Adviser	76,374
Payable to affiliates	8,511
Other accrued expenses	16,286
Total Liabilities	112,134
Net Assets	$62,680,646
Net Assets consist of:
Paid-in capital	$50,417,754
Accumulated earnings	12,262,892
Net Assets	$62,680,646
Shares outstanding (unlimited number of shares authorized, no par value)	3,749,665
Net asset value, offering and redemption price per share(a)	$16.72

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.
4	See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Statement of Operations

For the Six Months ended May 31, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $581)	$637,592
Total investment income	637,592
Expenses
Adviser	404,814
Administration	26,458
Fund accounting	19,407
Legal	11,798
Audit and tax preparation	10,069
Transfer agent	10,046
Trustee	8,762
Registration	8,745
Compliance services	6,001
Report printing	5,336
Custodian	3,855
Insurance	1,387
Pricing	1,177
Miscellaneous	14,387
Total expenses	532,242
Net investment income	105,350
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	6,966,197
Net realized loss on foreign currency translations	(41)
Net change in unrealized appreciation of investment securities	2,565,941
Net change in unrealized appreciation of foreign currency translations	25
Net realized and change in unrealized gain on investments	9,532,122
Net increase in net assets resulting from operations	9,637,472
See accompanying notes which are an integral part of these financial statements.	5

Auer Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2024	For the Year Ended November 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$105,350	$313,347
Net realized gain on investment securities transactions and foreign currency translations	6,966,156	1,059,257
Net change in unrealized appreciation of investment securities and foreign currency translations	2,565,966	629,969
Net increase in net assets resulting from operations	9,637,472	2,002,573
Distributions From
Earnings	(2,037,992)	(2,139,895)
Capital Transactions
Proceeds from shares sold	12,049,272	15,218,656
Proceeds from redemption fees(a)	—	148
Reinvestment of distributions	1,992,774	1,820,710
Amount paid for shares redeemed	(3,290,922)	(13,551,876)
Net increase in net assets resulting from capital transactions	10,751,124	3,487,638
Total Increase in Net Assets	18,350,604	3,350,316
Net Assets
Beginning of period	44,330,042	40,979,726
End of period	$62,680,646	$44,330,042
Share Transactions
Shares sold	803,693	1,120,240
Shares issued in reinvestment of distributions	141,031	139,625
Shares redeemed	(219,709)	(1,044,284)
Net increase in shares outstanding	725,015	215,581

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.
6	See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended November 30,
	Months
	Ended
	May 31, 2024
	(Unaudited)		2023	2022		2021	2020		2019
Selected Per Share Data:
Net asset value, beginning of period	$14.66		$14.59	$11.30		$8.10	$8.12		$7.85
Income from investment operations:
Net investment income (loss)	0.03		0.10	(0.01	)(a)	(0.08)	(0.02)		(0.06)
Net realized and unrealized gain	2.70		0.73	3.30		3.28	—	(b)(c)	0.33
Total from investment operations	2.73		0.83	3.29		3.20	(0.02)		0.27
Net investment income	(0.11)		—	—		—	—		—
Net realized gains	(0.56)		(0.76)	—		—	—		—
Total distributions	(0.67)		(0.76)	—		—	—		—
Paid in capital from redemption fees	—		— (b)	—	(b)	—	—		—
Net asset value, end of period	$16.72		$14.66	$14.59		$11.30	$8.10		$8.12
Total Return(d)	19.48	%(e)	6.35%	29.12%		39.51%	(0.25)%		3.44%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$62,681		$44,330	$40,980		$23,838	$18,434		$23,963
Ratio of expenses to average net assets	1.97	%(f)	2.06%	2.20%		2.37%	2.56%		2.31%
Ratio of net investment income (loss) to average net assets	0.39	%(f)	0.72%	(0.05)%		(0.76)%	(0.09)%		(0.64)%
Portfolio turnover rate	80	%(e)	134%	149%		150%	169%		210%

(a)	Calculation based on the average number of shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.
See accompanying notes which are an integral part of these financial statements.	7

Auer Growth Fund

Notes to the Financial Statements

May 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange- Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information by July 24, 2024. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2024 (Unaudited)

As of and during the six months ended May 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended May 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2024 (Unaudited)

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2024 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●    Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●    Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2024 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination any may not designate or assign that responsibility to any third party.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$52,364,707	$—	$—	$52,364,707
Money Market Funds	10,149,750	—	—	10,149,750
Total	$62,514,457	$—	$—	$62,514,457

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2024, the Adviser earned a management fee of $404,814 from the Fund. At May 31, 2024, the Fund owed the Adviser $76,374 for management services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the interested Trustee began receiving the same compensation as the Independent Trustees.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2024 (Unaudited)

The Trust, with respect to the Fund, has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund can pay the Distributor, the Adviser and/or other financial institutions or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time upon 60 days’ notice to shareholders.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2024, purchases and sales of investment securities, other than short-term investments, were $39,814,948 and $36,823,074, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2024.

NOTE 6. BENEFICIAL OWNERSHIP

As of May 31, 2024, the following entity owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2024 (Unaudited)

Percentage
Charles Schwab & Co.	61%

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$8,409,717
Gross unrealized depreciation	(2,597,715)
Net unrealized appreciation/(depreciation) on investments	$5,812,002
Tax cost of investments	$56,702,455

The tax character of distributions paid for the fiscal year ended November 30, 2023, the Fund's most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$2,139,895
Total distributions paid	$2,139,895

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$906,842
Undistributed long-term capital gains	510,508
Unrealized appreciation on investments	3,246,062
Total accumulated earnings	$4,663,412

As of November 30, 2023, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the passive foreign investment company basis adjustments of underlying securities.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the flowing fiscal year for tax purposes. For the year ended November 30, 2023, the Fund didn’t defer late year ordinary losses.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2024 (Unaudited)

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (888) 711-2837 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER SBAuer Funds, LLC 8801 River Crossing Blvd, Suite 100 Indianapolis, IN 46240	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto...

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	8/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	8/7/2024

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	8/7/2024